Warrants Liability Measured at Fair Value on a Recurring Basis Using Significant Level 3 Inputs (Detail) - 12 months ended Dec. 31, 2015	CNY (¥)	USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at issuance date	¥ 57,285,780	$ 8,843,400
Unrealized loss recognized in other comprehensive income	7,129,161	1,100,553
Balance at the end of the year	¥ 64,414,941	$ 9,943,953